Asset retirement, restoration and environmental obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 279,386	$ 314,919
Additions	11,291	56,375
Payments	(17,153)	(17,785)
Reversals		(1)
Interest accrual	26,587	26,058
Remeasurement discount rate	8,671	(28,224)
Write-offs	(8,391)	(710)
Foreign exchange effects	20,042	(39,368)
Classified as liabilities associated with assets held for sale		(31,878)
Balance at the end of the year	320,433	279,386
Current liabilities	39,326	47,561
Non-current liabilities	281,107	231,825
Provision for decommissioning, restoration and rehabilitation costs [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	240,408
Additions	10,188
Payments	(12,744)
Reversals
Interest accrual	23,012
Remeasurement discount rate	8,919
Write-offs
Foreign exchange effects	15,028
Classified as liabilities associated with assets held for sale
Balance at the end of the year	284,811	240,408
Current liabilities	35,032
Non-current liabilities	249,779
Other environment related provision [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	32,159
Additions	1,103
Payments	(4,409)
Reversals
Interest accrual	3,114
Remeasurement discount rate	(339)
Write-offs
Foreign exchange effects	3,994
Classified as liabilities associated with assets held for sale
Balance at the end of the year	35,622	32,159
Current liabilities	4,294
Non-current liabilities	31,328
Dams Obligations [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	6,819
Additions
Payments
Reversals
Interest accrual	461
Remeasurement discount rate	91
Write-offs	(8,391)
Foreign exchange effects	1,020
Classified as liabilities associated with assets held for sale
Balance at the end of the year		$ 6,819
Current liabilities
Non-current liabilities